Loan Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Loan Receivables [Abstract]
Schedule of Loan Receivables

Loan receivables consist of the following:

	December 31, 2025	December 31, 2024
Loan receivables
Lending – non-interest-bearing[1]	$5,017,404	$1,022,107
Total Loan receivables	$5,017,404	$1,022,107

1.	On September 26, 2024, the Company entered into a 12-months term loan with third parties for the amounts of $1,022,107 with no interest.